Employee Benefit Plans (Tables)	3 Months Ended
Jun. 30, 2014
Employee Benefit Plans (Tables) [Abstract]
Schedule of the components of net periodic benefit cost
	For the three months ended June 30,		For the six months ended June 30,

	2014	2013	2014	2013
Components of net periodic benefit cost:
Service cost	$4,743	$3,879	$9,482	$7,792
Interest cost	7,408	6,758	14,812	13,542
Expected return on plan assets	(3,925)	(3,400)	(7,850)	(6,800)
Amortization of unrealized losses	4,355	6,390	8,709	12,788
Net periodic benefit costs	$12,581	$13,627	$25,153	$27,322